OPERATING SEGMENTS - Non-Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets	$ 29,802	$ 29,954
Canada
Disclosure of operating segments [line items]
Non-current assets	25,902	26,128
United States
Disclosure of operating segments [line items]
Non-current assets	$ 3,900	$ 3,826